Intangible Assets (Details) - Schedule of Intangible Assets - ZAR (R) R in Thousands	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Schedule of Intangible Assets [Line Items]
Cost	R 247,507	R 186,128
Accumulated amortization	(164,384)	(100,486)
Carrying value	83,123	85,642	R 77,031
Product development costs [Member]
Schedule of Intangible Assets [Line Items]
Cost	200,994	144,922
Accumulated amortization	(129,377)	(76,621)
Carrying value	71,617	68,301
Computer software [Member]
Schedule of Intangible Assets [Line Items]
Cost	36,937	34,039
Accumulated amortization	(28,164)	(20,281)
Carrying value	8,773	13,758	11,321
Trade name [Member]
Schedule of Intangible Assets [Line Items]
Cost	882	782
Accumulated amortization	(752)	(391)
Carrying value	130	391	R 652
Customer relationship [Member]
Schedule of Intangible Assets [Line Items]
Cost	8,694	6,385
Accumulated amortization	(6,091)	(3,193)
Carrying value	R 2,603	R 3,192